PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Maturity (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Post-employment health care benefit cost
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	16 years 4 months 2 days	16 years 9 months
Post-employment health care benefit cost | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 8,654	Rp 8,159
Post-employment health care benefit cost | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	13,671	13,330
Post-employment health care benefit cost | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	13,558	13,966
Post-employment health care benefit cost | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	7,185	7,931
Post-employment health care benefit cost | Within 40-50 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	1,800	2,142
Post-employment health care benefit cost | Within 50-60 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	281	340
Post-employment health care benefit cost | Within 60-70 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	52	62
Post-employment health care benefit cost | Within 70-80 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 5	Rp 7
Other post-employment benefit cost
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	5 years 14 days	5 years 2 months 4 days
Other post-employment benefit cost | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 200	Rp 202
Other post-employment benefit cost | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	119	118
Other post-employment benefit cost | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	60	66
Other post-employment benefit cost | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 1	Rp 2
Obligation under the Labor Law
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	11 years 4 months 6 days	11 years 3 months 14 days
Obligation under the Labor Law | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 1,848	Rp 1,857
Obligation under the Labor Law | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	5,030	4,874
Obligation under the Labor Law | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	3,243	3,369
Obligation under the Labor Law | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	238	Rp 319
Periodic pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO		10 years 5 months 19 days
Periodic pension benefit cost | Telkomsel | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	6,688	Rp 5,933
Periodic pension benefit cost | Telkomsel | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	9,486	9,831
Periodic pension benefit cost | Telkomsel | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	5,080	5,603
Periodic pension benefit cost | Telkomsel | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 77	Rp 93
The company | Telkomsel
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	10 years
The company | Defined pension benefit obligation
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	8 years 1 month 9 days	8 years 1 month 28 days
The company | Defined pension benefit obligation | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 20,124	Rp 20,107
The company | Defined pension benefit obligation | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	14,464	15,035
The company | Defined pension benefit obligation | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	8,069	8,744
The company | Defined pension benefit obligation | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	2,667	3,079
The company | Defined pension benefit obligation | Within 40-50 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	430	539
The company | Defined pension benefit obligation | Within 50-60 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 26	37
The company | Defined pension benefit obligation | Within 60-70 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments		Rp 1
The company | Additional pension benefit obligation
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	8 years 1 month 9 days	8 years 1 month 28 days
The company | Additional pension benefit obligation | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 38	Rp 39
The company | Additional pension benefit obligation | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	27	28
The company | Additional pension benefit obligation | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	13	15
The company | Additional pension benefit obligation | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	4	5
The company | Additional pension benefit obligation | Within 40-50 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 1	Rp 1
The company | Unfunded Pension
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	6 years 3 months 10 days	6 years 5 months 23 days
The company | Unfunded Pension | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 253	Rp 277
The company | Unfunded Pension | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	95	110
The company | Unfunded Pension | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	195	212
The company | Unfunded Pension | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 6	Rp 20